Taxation	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Taxation	Note 7 - Taxation
(Amounts in thousands, except share, per share and per unit data)
The Group files a consolidated U.S. federal tax return, multiple state tax returns, and a separate UK tax return for the Parent entity. The consolidated taxable income includes an allocatable portion of income from the Group’s previous co-investment with Oaktree and its investment in the Chesapeake
Granite Wash Trust. Income taxes are provided for the tax effects of transactions reported in the Interim Condensed Consolidated Financial Statements
and consist of taxes currently due plus deferred taxes related to differences between the basis of assets and liabilities for financial and income tax reporting.
For the six months ended June 30, 2025 and 2024, income tax expense or benefit was recognized based on management’s estimate of the weighted average annual effective tax rate expected for the full financial year. The estimate of the annual effective tax rate is subject to variation due to several factors, including variability in expected annual pre-tax book income or loss by jurisdiction, tax credits, and changes in tax laws. Additionally, the effective tax rate can be more or less volatile based on the amount of pre-tax income or loss. For example, the impact of tax credits on our effective tax rate can be positive or negative based on our expected annual pre-tax income or loss.
The estimated average annual tax rate used for the six months ended June 30, 2025 was (24)%, compared to 119% for the six months ended June 30,
2024. For the six months ended June 30, 2025, we reported tax expense of $6,460, a change of $104,457, compared to a benefit of $97,997 in 2024.
The  effective tax rate for June 30, 2025 was primarily impacted by the recognition of the federal marginal well tax credit available to qualified producers and due to management’s estimate of the annual effective tax rate expected for the full financial year as previously discussed. The federal government provides these credits to encourage companies to continue producing lower-volume wells during periods of low prices to maintain the underlying jobs they create and the state and local tax revenues they generate for communities to support schools, social programs, law enforcement and other similar public services. The differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

Six Months Ended
June 30, 2025	June 30, 2024	December 31, 2024
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	4.4%	2.1%	3.7%
Federal credits (a)	(50.2)%	96.9%	41.3%
Other, net	1.3%	(0.9)%	(4.8)%
Effective tax rate	(23.5)%	119.1%	61.2%
(a)The impact and the presentation of the federal tax credits on our effective tax rate can be positive or negative based on our expected annual pre-tax income or loss.
The Group expects pre-tax income for the year-ended December 31, 2025, while the Group expected and realized pre-tax loss for the six months ended June 30, 2024 and the year ended December 31, 2024, respectively.
The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Income (loss) before taxation	$(27,466)	$(82,252)	$(223,952)
Effective tax rate	(23.5)%	119.1%	61.2%
Income tax (benefit) expense	6,460	(97,997)	(136,951)

	Six Months Ended	Six Months Ended	Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Current income tax (benefit) expense
Federal (benefit) expense	$6,053	$4,568	$(18,238)
State (benefit) expense	7,247	4,217	1,122
Foreign - UK (benefit) expense	—	—	234
Total current income tax (benefit) expense	$13,300	$8,785	$(16,882)
Deferred income tax (benefit) expense
Federal (benefit) expense	$(7,120)	$(98,109)	$(111,003)
State (benefit) expense	500	(8,722)	(9,016)
Foreign - UK (benefit) expense	(220)	49	(50)
Total deferred income tax (benefit) expense	$(6,840)	$(106,782)	$(120,069)
Total income tax (benefit) expense	$6,460	$(97,997)	$(136,951)
The Organization for Economic Cooperation and Development (“OECD”) has proposed model rules for a global minimum tax of 15% of reported profits
(“Pillar Two”) that has been agreed upon in principle by over 140 countries. While the U.S. has not yet enacted rules implementing Pillar Two, the U.K.
has. This is relevant to the Company as it is resident in the U.K. for corporation tax purposes. The Finance (No. 2) Act 2023 (the “UK Act”) was enacted on July 11, 2023, and implements the OECD’s Base Erosion & Profit Shifting (“BEPS”) Pillar Two Income Inclusion Rule and a ‘Qualifying Domestic
Minimum Top-up Tax’ for accounting periods beginning on or after December 31, 2023. The UK Act also includes a transitional safe harbor election for accounting periods beginning on or before December 31, 2026. Although the Pillar Two rules can lead to additional taxes, including taxes on our profits in the U.S., the Group anticipates qualifying for a transitional safe harbor under the Pillar Two rules. We have undertaken an assessment and evaluated the impact of these rules based on the Group’s results for the year ended December 31, 2024 and the Group believes it will not have a material impact on its financial position, results of operations, or cash flows due to the availability of a transitional safe harbor for the year ended December 31, 2025.
The Group will continue to evaluate the potential consequences of Pillar Two on its longer-term financial position. The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.